Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Summary of net value of the assets
The net value of the assets acquired is detailed as follows:

(Euro thousands)	Fair value at acquisition date

Intangible assets	6,420
Property, plant and equipment	12,621
Right-of-use assets	8,252
Deferred income tax assets	6,474
Inventories	15,118
Trade receivables	7,070
Other current assets	7,040
Cash and bank balances	8,357
Non-current borrowings	(11,034)
Non-current lease liabilities	(8,925)
Employee benefits	(962)
Deferred income tax liabilities	(866)
Trade payables	(9,417)
Current borrowings	(2,125)
Current lease liabilities	(4,387)
Current provisions	(942)
Other current liabilities	(7,548)

Net identifiable assets acquired	25,146
Consideration paid	(17,250)

Gain on acquisition	7,896

Summary of net cash outflows
The details of the net cash outflows related to the acquisition are shown below:

(Euro thousands)	At acquisition date

Consideration paid	17,250
Cash and bank balances acquired	(8,357)

Net cash outflow - Investing activities	8,893